Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Trade receivables - gold sales and copper concentrate	$ 46.6	$ 58.2
Trade receivables - other	15.6	4.5
Gold and oil derivative contracts	25.0	0.0
Deposits	0.1	0.3
Payroll receivables	11.6	10.7
Prepayments	51.5	50.1
Value added tax and import duties	45.9	39.6
Diesel rebate	1.4	1.3
Other	4.2	5.5
Total trade and other receivables	$ 201.9	$ 170.2